Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.0001
Ordinary shares, authorized (in Shares) | shares	500,000,000	500,000,000
Ordinary shares, issued (in Shares) | shares	56,874,548	48,391,607
Ordinary shares, outstanding (in Shares) | shares	56,874,548	48,391,607
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable variable interest entities	¥ 9,762	¥ 14,648
Bank loans variable interest entities	92,000	133,900
Deferred revenue variable interest entities	341,934	408,287
Salary and welfare payable variable interest entities	65,927	71,334
Financial liabilities from contracts with customers variable interest entities	384,561	490,095
Accrued expenses and other payables variable interest entities	43,009	46,845
Income taxes payable variable interest entities	267	495
Amounts due to related parties variable interest entities	159,739	851
Current operating lease liabilities variable interest entities	131,151	142,155
Deferred tax liabilities variable interest entities	7,661	14,085
Operating lease liabilities variable interest entities	200,409	333,613
Non-current tax payable variable interest entities	¥ 33,718	¥ 26,085